Provisions - Schedule reconciliation of beginning and ending aggregate carrying amount of the provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other provisions [line items]
Balance - Beginning of period	$ 1,577	$ 6,283
Changes in estimated cash flows and discount rates	214	(3,929)
Accretion	130	314
Effect of foreign exchange	111	(1,091)
Balance - End of period	2,032	1,577
Maracas Menchen Mine [Member]
Disclosure of other provisions [line items]
Balance - Beginning of period	1,138	5,712
Changes in estimated cash flows and discount rates	226	(3,891)
Accretion	94	284
Effect of foreign exchange	77	(967)
Balance - End of period	1,535	1,138
Currais Novos Tungsten [Member]
Disclosure of other provisions [line items]
Balance - Beginning of period	439	571
Changes in estimated cash flows and discount rates	(12)	(38)
Accretion	36	30
Effect of foreign exchange	34	(124)
Balance - End of period	$ 497	$ 439